Reporting Entity	12 Months Ended
Dec. 31, 2018
Reporting Entity [abstract]
Reporting Entity

1.    Reporting Entity

Fortuna Silver Mines Inc. and its subsidiaries (the “Company”) is a publicly traded company incorporated and domiciled in British Columbia, Canada.

The Company is engaged in precious and base metal mining and related activities in Latin America, including exploration, extraction, and processing. The Company operates the Caylloma silver, lead, and zinc mine (“Caylloma”) in southern Peru and the San Jose silver and gold mine (“San Jose”) in southern Mexico, and is developing the Lindero Gold Project in northern Argentina.

Its common shares are listed on the New York Stock Exchange under the trading symbol FSM, and on the Toronto Stock Exchange under the trading symbol FVI.

The Company’s registered office is located at Suite 650, 200 Burrard Street, Vancouver, Canada, V6C 3L6.